Off-balance sheet assets received (Detail) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Off Balance Sheet Assets Received [Line Items]
Fair value of assets received that can be sold or repledged		$ 475,726	$ 483,688
received as collateral under reverse repurchase, securities borrowing and lending arrangements, derivative and other transactions	[1]	466,045	473,302
received in unsecured borrowings		9,681	10,385
Thereof sold or repledged	[2]	350,477	356,745
in connection with financing activities		305,362	315,402
to satisfy commitments under short sale transactions		30,591	28,943
in connection with derivative and other transactions	[1]	14,524	12,400
Off-balance sheet securities placed with central banks related to undrawn credit lines and for payment, clearing and settlement		19,600	24,500
UBS AG
Off Balance Sheet Assets Received [Line Items]
Fair value of assets received that can be sold or repledged		475,726	483,688
received as collateral under reverse repurchase, securities borrowing and lending arrangements, derivative and other transactions	[3]	466,045	473,302
received in unsecured borrowings		9,681	10,385
Thereof sold or repledged	[4]	351,327	356,752
in connection with financing activities		306,212	315,402
to satisfy commitments under short sale transactions		30,591	28,949
in connection with derivative and other transactions	[3]	14,524	12,400
Off-balance sheet securities placed with central banks related to undrawn credit lines and for payment, clearing and settlement		$ 19,600	$ 24,500

[1]
Includes securities received as initial margin from its clients that UBS is required to remit to central counterparties, brokers and deposit banks through its exchange-traded derivative clearing and execution services

[2]
Does not include off-balance sheet securities (31 December 2019: USD 19.6 billion; 31 December 2018: USD 24.5 billion) placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes for which there are no associated liabilities or contingent liabilities.

[3]
Includes securities received as initial margin from its clients that UBS AG is required to remit to central counterparties, brokers and deposit banks through its exchange-traded derivative clearing and execution services

[4]
Does not include off-balance sheet securities (31 December 2019: USD 19.6 billion; 31 December 2018: USD 24.5 billion) placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes for which there are no associated liabilities or contingent liabilities.